Impairment (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 12,393	$ 7,568
Recoverable amount	11,572	8,324
Sensitivity	$ (821)	$ 756
CGU Marlim Sul [Member] | Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P
Carrying amount	$ 4,825
Recoverable amount	4,760
Sensitivity	$ (65)
CGU Marlim Sul [Member] | Producing Properties Relating To Oil And Gas Activities Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P	E&P
Carrying amount	$ 6,656	$ 6,656
Recoverable amount	5,991	7,322
Sensitivity	$ (665)	$ 666
Itaborai Utilities [Member] | Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Business segment	G&LCE	G&LCE
Carrying amount	$ 900	$ 900
Recoverable amount	810	989
Sensitivity	$ (90)	$ 89
Araucaria Nitrogenados ANSA [Member] | Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Business segment	RT&M	RT&M
Carrying amount	$ 12	$ 12
Recoverable amount	11	13
Sensitivity	$ (1)	$ 1